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              HARTFORD SELECT LEADERS (SERIES I AND SERIES IR)
                          SEPARATE ACCOUNT THREE
               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED AUGUST 5, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

                   EFFECTIVE DATE
RATINGS AGENCY        OF RATING         RATING         BASIS OF RATING
--------------     --------------     ----------    ---------------------
Fitch                  9/19/02            AA        Claims paying ability

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3972
333-34998